Document and Entity Information	Aug. 13, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 13, 2025
Entity File Number	001-06615
Entity Registrant Name	SUPERIOR INDUSTRIES INTERNATIONAL INC
Entity Central Index Key	0000095552
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-2594729
Entity Address, Address Line One	26600 Telegraph Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Southfield
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48033
City Area Code	248
Local Phone Number	352-7300
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SSUP
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false